9 CAPITAL STOCK: Schedule of Warrants Outstanding (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Warrants Outstanding
Number of Common Shares Issuable	Exercise Price	Expiry Date
6,188,688	$0.13	01-Mar-18	(1)
6,188,688	$0.13
(1) The expiry date was extended from March 1, 2017 to March 1, 2018